ACCOUNTS RECEIVABLE (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 528,000	$ 324,000		$ 0
Accounts receivable - related parties	488,000	480,000		0
Accounts Receivable, Gross	1,016,000	804,000
Net allowance for doubtful accounts	(20,000)	(16,000)	0	0
Net accounts receivable	$ 996,000	$ 788,000		$ 0